UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $266,597 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADTRAN INC                     COM              00738A106     5292   200000 SH       SOLE                   200000        0        0
ADVANCED MICRO DEVICES INC     COM              007903107     2824   555900 SH       SOLE                   555900        0        0
AOL INC                        COM              00184X105     3420   285000 SH       SOLE                   285000        0        0
APPLE INC                      COM              037833100     9533    25000 SH       SOLE                    25000        0        0
ATMEL CORP                     COM              049513104     4035   500000 SH       SOLE                   500000        0        0
BLUE NILE INC                  COM              09578R103     1058    30000 SH       SOLE                    30000        0        0
BROADCOM CORP                  CL A             111320107     9987   300000 SH       SOLE                   300000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     8640  2000000 SH  CALL SOLE                  2000000        0        0
CISCO SYS INC                  COM              17275R102     6588   425000 SH       SOLE                   425000        0        0
COINSTAR INC                   COM              19259P300     5600   140000 SH       SOLE                   140000        0        0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108     2923    88000 SH       SOLE                    88000        0        0
FABRINET                       SHS              G3323L100     3460   185000 SH       SOLE                   185000        0        0
GOOGLE INC                     CL A             38259P508    11331    22000 SH       SOLE                    22000        0        0
HEWLETT PACKARD CO             COM              428236103    22450  1000000 SH  CALL SOLE                  1000000        0        0
HEWLETT PACKARD CO             COM              428236103     1684    75000 SH       SOLE                    75000        0        0
INTEL CORP                     COM              458140100    16005   750000 SH  CALL SOLE                   750000        0        0
INTEL CORP                     COM              458140100     3200   150000 SH       SOLE                   150000        0        0
ISHARES TR                     S&P 500 INDEX    464287200    56575   500000 SH  PUT  SOLE                   500000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      968    35000 SH       SOLE                    35000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    17424  1200000 SH  CALL SOLE                  1200000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     6532   450000 SH       SOLE                   450000        0        0
ORACLE CORP                    COM              68389X105    12215   425000 SH       SOLE                   425000        0        0
PMC-SIERRA INC                 COM              69344F106     6877  1150000 SH       SOLE                  1150000        0        0
PRICELINE COM INC              COM NEW          741503403     5843    13000 SH       SOLE                    13000        0        0
QUALCOMM INC                   COM              747525103    12158   250000 SH       SOLE                   250000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     6026   586439 SH       SOLE                   586439        0        0
SUCCESSFACTORS INC             COM              864596101     8047   350000 SH       SOLE                   350000        0        0
TIBCO SOFTWARE INC             COM              88632Q103     6717   300000 SH       SOLE                   300000        0        0
VMWARE INC                     CL A COM         928563402     5627    70000 SH       SOLE                    70000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     3558   185000 SH       SOLE                   185000        0        0